Business Developments (Tables)	6 Months Ended
Sep. 30, 2024
Business Combinations [Abstract]
Pro forma statements of operations
The following unaudited pro forma statements of income present the results of income as if the acquisition of MPMS had occurred on April 1, 2023:

	Six months ended September 30,
	2023	2024
	(in millions)
Statements of income data
Total revenue	¥74,696	¥58,886
Net income attributable to Mitsubishi UFJ Financial Group	¥19,964	¥4,678